Debt (Details)	Dec. 31, 2022 USD ($)
Obligation with Joint and Several Liability Arrangement [Line Items]
FHLBB advances	$ 0
Asset Pledged as Collateral with Right | Federal Home Loan Bank Advances
Obligation with Joint and Several Liability Arrangement [Line Items]
Financial instruments owned	$ 922,000,000